UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	05/31/2008

FORM N-CSR

Item 1.	Reports to Stockholders.

General California Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
29	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

General California
Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for General California Municipal Money Market Fund, covering the six-month period from December 1, 2007, through May 31, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets have encountered heightened volatility in an ongoing credit crisis, we recently have seen signs of potential improve-ment.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors and economists.At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The Fed has aggressively reduced the overnight rate by 250 basis points — to 2% as of this reporting period — which has resulted in lower yields for virtually all true money market instruments. In addition, volatility in the stock and bond markets also has allowed the money markets to maintain record levels of demand, since money market funds are obligated under strict regulations to seek preservation of capital as their main function.Your financial advisor can help you assess current risks and your need for liquidity and take advantage of potential opportunities in other asset classes given your individual needs and financial goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through May 31, 2008, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2008, General California Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 2.21% and 1.77%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 2.23% and 1.79%, respectively.1

Tax-exempt money market instruments were primarily influenced by lower short-term interest rates during the reporting period, as the Federal Reserve Board (the “Fed”) attempted to stimulate economic growth and promote liquidity in the midst of a credit crisis.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Credit and Economic Woes Hurt Investor Sentiment

Economic conditions in California deteriorated over the reporting period as a result of sustained weakness in U.S. housing markets and soaring food and energy costs. Moreover, a credit crisis that originated in the sub-prime mortgage market caused newly risk-averse investors to flock to the relative safety of U.S.Treasury securities and money market funds, sparking price dislocations in longer-term fixed-income markets.

The Fed attempted to address the downturns in the economy and credit markets by injecting liquidity into the banking system and cutting the federal funds rate. By the start of the reporting period, the Fed already had implemented two interest-rate reductions, driving the overnight rate from 5.25% to 4.50% . However, more disappointing economic data and news of massive sub-prime related losses by major financial institutions led to renewed market turbulence, and the Fed responded with another rate cut in December.

Additional evidence of economic weakness accumulated over the first several months of 2008, including the first monthly job losses in more than four years.The Fed took particularly aggressive action in late January, easing the federal funds rate by 125 basis points in two moves.Additional reductions of 75 basis points in March and 25 basis points in April left the federal funds rate at just 2% by the end of the reporting period.

Assets Flowed into Tax-Exempt Money Market Funds

Although tax-exempt money market yields declined along with short-term interest rates, a record level of assets flowed into municipal money market funds from risk-averse investors. Early in the reporting period, rising demand was met with an ample supply of short-term variable-rate demand notes and tender option bonds, driving tax-exempt money market yields higher, at times, than yields of longer-dated municipal notes. However, unrelenting investor demand later began to overwhelm supply, putting downward pressure on short-term yields.

The fiscal conditions of most California issuers remained sound during the reporting period, but the economic downturn and housing slump are widely expected to result in renewed budget shortfalls for California and its municipalities. In addition, some pools of securities from California school districts and other entities have come under pressure due to questions regarding the value of third-party bond insurance2 supporting these entities.

Maintaining a Conservative Investment Posture

We generally maintained a cautious investment approach, and as always, conducted our own internal credit analysis.These research efforts identified money market instruments from issuers we considered vulnerable to credit problems, while others appeared to be punished too severely in the downturn and represented attractive values.We generally have focused on variable-rate demand notes and municipal notes with maturities up to nine months, and we have attempted to stagger the maturities of the fund’s holdings to help cushion market volatility and guard against unexpected changes in interest rates.We also generally have maintained the fund’s weighted average maturity in a range that is roughly in line with industry averages. In our judgment, these strategies are prudent until the economic outlook becomes clearer.

June 16, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced an annualized yield of 1.71%
and an annualized effective yield of 1.73%.
[2]	Third-party insurance on individual securities does not extend to the market value of the portfolio securities or the value of the fund’s shares.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008
	Class A	Class B

Expenses paid per $1,000 †	$ 2.77	$ 4.92
Ending value (after expenses)	$1,011.10	$1,008.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008
	Class A	Class B

Expenses paid per $1,000 †	$ 2.78	$ 4.95
Ending value (after expenses)	$1,022.25	$1,020.10

† Expenses are equal to the fund’s annualized expense ratio of .55% for Class A shares and .98% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2008 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—100.3%	Rate (%)	Date	Amount ($)	Value ($)

California—93.6%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)	1.60	6/7/08	16,200,000 [a]	16,200,000
Alameda County Industrial
Development Authority, Revenue
(2923 Adeline Associates LLC
Project) (LOC; Wells Fargo Bank)	1.75	6/7/08	1,015,000 [a]	1,015,000
Alameda County Industrial
Development Authority, Revenue
(Heat and Control Inc.
Project) (LOC; Comerica Bank)	1.73	6/7/08	4,700,000 [a]	4,700,000
Alameda County Industrial
Development Authority, Revenue
(Malmberg Engineering, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	2,260,000 [a]	2,260,000
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	2,340,000 [a]	2,340,000
Alameda County Industrial
Development Authority, Revenue
(Pacific Paper Tube, Inc.
Project) (LOC; Wells Fargo Bank)	1.75	6/7/08	2,175,000 [a]	2,175,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California State
Teachers Retirement System)	1.89	6/7/08	2,960,000 [a]	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of the West)	1.99	6/7/08	3,120,000 [a]	3,120,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership
Project) (LOC; Wells Fargo Bank)	1.75	6/7/08	2,235,000 [a]	2,235,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	1,340,000 [a]	1,340,000
Alameda County Industrial
Development Authority, Revenue
(United Manufacturing
Assembly, Inc. Project) (LOC;
Wells Fargo Bank)	1.68	6/7/08	2,000,000 [a]	2,000,000
Alameda County Industrial
Development Authority, Revenue
(Wood Tech, Inc. Project)
(LOC; Wells Fargo Bank)	1.75	6/7/08	2,225,000 [a]	2,225,000
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)
(Insured; MBIA, Inc. and
Liquidity Facility; Citibank NA)	1.63	6/7/08	14,400,000 [a,b]	14,400,000
California,
Economic Recovery Bonds	3.00	7/1/08	53,300,000	53,342,640
California,
Economic Recovery Bonds	5.00	7/1/08	12,860,000	12,883,352
California,
Economic Recovery Bonds	5.00	1/1/09	5,200,000	5,288,399
California,
Economic Recovery Bonds	5.00	7/1/09	4,100,000	4,245,061
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement
System and Citibank NA)	1.45	6/1/08	5,975,000 [a]	5,975,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	1.25	6/1/08	1,215,000 [a]	1,215,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)	1.30	6/7/08	19,000,000 [a]	19,000,000
California,
GO Notes (Various Purpose)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	1.68	6/7/08	16,150,000 [a,b]	16,150,000
California,
RAN	4.00	6/30/08	34,100,000	34,122,790
California Department of Water
Resources, Power Supply
Revenue (LOC; Bank of America)	1.25	6/1/08	29,000,000 [a]	29,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC: California
Public Employees Retirement
System and JPMorgan Chase Bank)	1.25	6/1/08	47,900,000 [a]	47,900,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.25	6/1/08	12,100,000 [a]	12,100,000
California Department of Water
Resources, Power Supply Revenue
(LOC; Lloyds TSB Bank PLC)	1.25	6/1/08	2,000,000 [a]	2,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; State Street
Bank and Trust Co.)	1.25	6/1/08	5,700,000 [a]	5,700,000
California Economic Development
Financing Authority, IDR
(Scientific Specialties
Project) (LOC; Bank of America)	1.68	6/7/08	1,105,000 [a]	1,105,000
California Economic Development
Financing Authority, IDR
(Vortech Engineering, Inc.
Project) (LOC; U.S. Bank NA)	1.73	6/7/08	2,040,000 [a]	2,040,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (U.S. Bank NA)	1.72	6/7/08	7,300,000 [a]	7,300,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	1.72	6/7/08	10,000,000 [a]	10,000,000
California Health Facilities
Financing Authority, Insured
Revenue (Southern California
Presbyterian Homes) (Insured;
MBIA, Inc. and Liquidity Facility;
Bank of America)	2.25	6/7/08	26,000,000 [a]	26,000,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	1.72	6/7/08	1,500,000 [a]	1,500,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	1.72	6/7/08	1,697,050 [a]	1,697,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins Inc.
Project) (LOC; M&T Bank)	1.74	6/7/08	3,750,000 [a]	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Murrietta Circuits Project)
(LOC; Comerica Bank)	1.73	6/7/08	3,855,000 [a]	3,855,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials Inc.
Project) (LOC; California State
Teachers Retirement System)	1.75	6/7/08	2,880,000 [a]	2,880,000
California Infrastructure and
Economic Development Bank,
Revenue (The RAND Corporation)
(LOC; Bank of America)	1.50	6/7/08	5,100,000 [a]	5,100,000
California Pollution Control Financing
Authority, PCR (Evergreen Oil Inc.
Project) (LOC; Bank of The West)	1.75	6/7/08	7,245,000 [a]	7,245,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas
and Electric Company)
(LOC; Bank One N.A.)	1.25	6/1/08	19,400,000 [a]	19,400,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	1.25	6/1/08	33,000,000 [a]	33,000,000
California Pollution Control
Financing Authority, SWDR
(Ag Resources, III LLC Project)
(LOC; Key Bank)	1.72	6/7/08	2,780,000 [a]	2,780,000
California Pollution Control
Financing Authority, SWDR
(Bay Counties Waste
Services, Inc. Project)
(LOC; Comerica Bank)	1.77	6/7/08	5,310,000 [a]	5,310,000
California Pollution Control
Financing Authority, SWDR (BLT
Enterprises of Fremont LLC
Project) (LOC; Union Bank of
California)	1.77	6/7/08	7,285,000 [a]	7,285,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries Inc.
Project) (LOC; U.S. Bank NA)	1.70	6/7/08	450,000 [a]	450,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	925,000 [a]	925,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	1.75	6/7/08	3,395,000 [a]	3,395,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	1.75	6/7/08	7,840,000 [a]	7,840,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	1.75	6/7/08	18,310,000 [a]	18,310,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank of
California)	1.75	6/7/08	4,485,000 [a]	4,485,000
California Pollution Control
Financing Authority, SWDR
(Evergreen Distributors, Inc.
Project) (LOC; California State
Teachers Retirement System)	1.68	6/7/08	1,430,000 [a]	1,430,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	8,220,000 [a]	8,220,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc
Project) (LOC; Comerica Bank)	1.77	6/7/08	6,920,000 [a]	6,920,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	1,115,000 [a]	1,115,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	12,900,000 [a]	12,900,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	1.72	6/7/08	1,230,000 [a]	1,230,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	1.72	6/7/08	1,500,000 [a]	1,500,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	1.77	6/7/08	7,425,000 [a]	7,425,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal
Project) (LOC; Union
Bank of California)	1.77	6/7/08	3,560,000 [a]	3,560,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste
Systems, Inc. Project)
(LOC; Comerica Bank)	1.77	6/7/08	4,355,000 [a]	4,355,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	1.77	6/7/08	1,435,000 [a]	1,435,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	1.77	6/7/08	8,415,000 [a]	8,415,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	1,265,000 [a]	1,265,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	1.77	6/7/08	13,905,000 [a]	13,905,000
California Pollution Control
Financing Authority, SWDR
(Ratto Group Company Project)
(LOC; Comerica Bank)	1.77	6/7/08	15,000,000 [a]	15,000,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank of
California)	1.77	6/7/08	2,345,000 [a]	2,345,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank of
California)	1.77	6/7/08	3,870,000 [a]	3,870,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Comerica Bank)	1.77	6/7/08	3,465,000 [a]	3,465,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	1.77	6/7/08	185,000 [a]	185,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	5,491,000 [a]	5,491,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	5,400,000 [a]	5,400,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	1.77	6/7/08	2,920,000 [a]	2,920,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank of California)	1.77	6/7/08	5,200,000 [a]	5,200,000
California Pollution Control
Financing Authority, SWDR
(Yulupa Investments, LLC
Project) (LOC; Union Bank of
California)	1.77	6/7/08	5,000,000 [a]	5,000,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash Reserve
Program) (Insured; AMBAC)	4.25	7/1/08	11,315,000	11,321,301
California State University
Trustees, Systemwide Revenue
(Insured; MBIA, Inc. and
Liquidity Facility; Morgan
Stanley Bank)	1.72	6/7/08	6,825,000 [a,b]	6,825,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority,
California Communities TRAN
Program Note Participations
(Certain Local Agencies)
(Insured; FSA)	4.50	6/30/08	10,000,000	10,006,573
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the West)	1.75	6/7/08	3,800,000 [a]	3,800,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	1.75	6/7/08	3,700,000 [a]	3,700,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	2.38	6/7/08	4,600,000 [a]	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	1.75	6/7/08	3,385,000 [a]	3,385,000
California Statewide Communities
Development Authority, Revenue
(Redlands Community Hospital)
(LOC; JPMorgan Chase Bank)	1.50	6/7/08	10,000,000 [a]	10,000,000
California Statewide Communities
Development Authority,
Revenue, Refunding (University
Retirement Community at Davis
Project) (LOC; Bank of America)	1.25	6/1/08	1,000,000 [a]	1,000,000
Commerce Joint Powers Financing
Authority, IDR (Precision Wire
Products, Inc. Project) (LOC;
Bank of America)	1.68	6/7/08	1,215,000 [a]	1,215,000
Contra Costa County,
COP (Concord Healthcare
Center Inc.) (LOC; Bank of America)	1.78	6/7/08	1,445,000 [a]	1,445,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Contra Costa County,
MFHR (Pleasant Hill BART
Transit Village Apartments
Project) (Insured; XLCA)	3.65	8/1/08	10,000,000	10,000,000
Corona-Norco Unified School
District, GO Notes (Insured; FSA)	4.00	8/1/08	1,295,000	1,299,740
FHLMC Multifamily Certificates
(Liquidity Facility; FHLMC and
LOC; FHLMC)	1.75	6/7/08	27,995,792 [a,b]	27,995,792
FHLMC Multifamily Certificates
(Liquidity Facility;
FHLMC and LOC; FHLMC)	1.75	6/7/08	10,886,995 [a,b]	10,886,995
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Morgan Stanley Bank)	1.72	6/7/08	2,500,000 [a,b]	2,500,000
Hemet Unified School District,
COP (School Facilities
Project) (Insured; AMBAC and
Liquidity Facility; State
Street Bank and Trust Co.)	4.25	6/7/08	17,845,000 [a]	17,845,000
Irvine Assessment District Number
94-13, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	1.25	6/1/08	1,700,000 [a]	1,700,000
Irvine Assessment District Number
94-15, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	1.25	6/1/08	2,899,000 [a]	2,899,000
Irvine Assessment District Number
97-16, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	1.25	6/1/08	1,500,000 [a]	1,500,000
Irvine Assessment District Number
97-17, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	1.25	6/1/08	6,650,000 [a]	6,650,000
Long Beach,
Harbor Revenue, Refunding	5.00	5/15/09	1,180,000	1,206,459

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Los Angeles,
GO Notes, TRAN	4.50	6/30/08	2,000,000	2,003,833
Los Angeles Community
Redevelopment Agency, MFHR
(Views at 270) (LOC; Citibank NA)	1.77	6/7/08	1,685,000 [a]	1,685,000
Los Angeles County School and
Community College Districts, Pooled
TRAN Participation Certificates
(Los Angeles County Schools
Pooled Financing Program)	4.50	6/30/08	7,500,000	7,505,043
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel, Inc.
Project) (LOC; Comerica Bank)	1.80	6/7/08	1,855,000 [a]	1,855,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Green Farms, Inc.
Project) (LOC; Comerica Bank)	1.80	6/7/08	3,000,000 [a]	3,000,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; California State
Teachers Retirement System)	1.80	6/7/08	3,000,000 [a]	3,000,000
Los Angeles Industrial Development
Authority, IDR (Delta Tau Data
Systems Inc. Project) (LOC;
California State Teachers
Retirement System)	1.80	6/7/08	4,480,000 [a]	4,480,000
Los Angeles Industrial Development
Authority, IDR (Wing Hing
Noodle Company Project) (LOC;
Comerica Bank)	1.80	6/7/08	1,815,000 [a]	1,815,000
Macon Trust Various Certificates
(Irvine Unified School District)
(Liquidity Facility; Bank of America
and LOC; Bank of America)	1.65	6/7/08	18,095,000 [a,b]	18,095,000
Macon Trust Various Certificates
(Tustin Unified School
District) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	1.65	6/7/08	13,095,000 [a,b]	13,095,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust Co.)	1.25	6/1/08	5,550,000 [a]	5,550,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	1.25	6/1/08	3,500,000 [a]	3,500,000
Metropolitan Water District of
Southern California, Water
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	1.40	6/1/08	2,000,000 [a]	2,000,000
Metropolitan Water District of
Southern California,
Waterworks GO Notes, Refunding	8.00	3/1/09	1,700,000	1,774,945
Orange County Sanitation District,
COP (Liquidity Facility; Dexia
Credit Locale)	1.25	6/1/08	21,160,000 [a]	21,160,000
Orange County Sanitation District,
COP, Refunding (Liquidity
Facility; Dexia Credit Locale)	1.25	6/1/08	15,890,000 [a]	15,890,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project) (Liquidity
Facility: California State Teachers
Retirement System and State
Street Bank and Trust Co.)	1.25	6/1/08	30,000,000 [a]	30,000,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	2.49	6/7/08	2,200,000 [a,b]	2,200,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Puttable Floating Option Tax
Exempt Receipts (Japanese
Museum) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch
Capital Services)	2.43	6/7/08	4,175,000 [a,b]	4,175,000
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	1.80	6/7/08	12,000,000 [a,b]	12,000,000
Riverside,
Water Revenue, Refunding
(Liquidity Facility; Bank of America)	1.35	6/7/08	13,500,000 [a]	13,500,000
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	1.77	6/7/08	2,370,000 [a]	2,370,000
Riverside County Industrial
Development Authority, IDR
(Computrus, Inc. Project)
(LOC; Wells Fargo Bank)	1.70	6/7/08	1,550,000 [a]	1,550,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California State
Teachers Retirement System)	1.70	6/7/08	4,275,000 [a]	4,275,000
Roseville,
Electric System Revenue, COP,
Refunding (LOC; Dexia
Credit Locale)	1.40	6/7/08	19,500,000 [a]	19,500,000
Sacramento County Housing
Authority, MFHR (Breckenridge
Village Apartments) (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market Holding)	1.77	6/7/08	7,690,000 [a,b]	7,690,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Sacramento Metropolitan Fire
District, GO Notes, TRAN	4.25	6/30/08	15,000,000	15,006,303
Sacramento Suburban Water
District, COP, Refunding (LOC;
Allied Irish Banks)	1.29	6/7/08	3,100,000 [a]	3,100,000
Sacramento Suburban Water
District, COP, Refunding (LOC;
Dexia Credit Locale)	1.28	6/7/08	3,600,000 [a]	3,600,000
San Diego County and School
District, TRAN (Note Program
Note Participations)	4.50	6/30/08	20,000,000	20,013,453
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue, Refunding (San
Francisco Redevelopment
Projects) (Insured; MBIA, Inc.)	5.00	8/1/08	4,000,000	4,010,409
Santa Clara Unified School
District, TRAN	2.00	6/29/09	8,700,000 [c]	8,729,754
Stockton,
Health Facility Revenue
(Dameron Hospital Association)
(LOC; Citibank NA)	1.25	6/1/08	9,075,000 [a]	9,075,000
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup and LOC;
Citigroup)	1.64	6/7/08	2,000,000 [a,b]	2,000,000
University of California Regents,
Limited Project Revenue
(Liquidity Facility; Wells
Fargo Bank and LOC; Wells
Fargo Bank)	1.72	6/7/08	18,195,000 [a,b]	18,195,000
U.S. Related—6.7%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FGIC)	5.00	7/1/08	5,000,000	5,005,098
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (LOC; UBS AG)	1.45	6/7/08	9,600,000 [a]	9,600,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilbao
Vizcaya Argentaria S.A., Banco
Santander S.A., Bank of Nova
Scotia, BNP Paribas, Dexia
Credit Locale, Fortis Bank and
KBC Bank)	4.25	7/30/08	28,800,000	28,838,669
Puerto Rico Government Development
Bank, Senior Notes (Liquidity
Facility; Merrill Lynch Capital
Services and LOC; Merrill Lynch)	2.45	6/7/08	19,990,000 [a,b]	19,990,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue, Refunding
(Insured; AMBAC)	5.50	7/1/08	5,500,000	5,509,421
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	1.72	6/7/08	4,940,000 [a,b]	4,940,000

Total Investments (cost $1,107,158,080)			100.3%	1,107,158,080

Liabilities, Less Cash and Receivables			(.3%)	(3,360,068)

Net Assets			100.0%	1,103,798,012

a Securities payable on demand.Variable interest rate—subject to periodic change.

b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $181,137,787 or 16.4% of net assets.

c Purchased on a delayed delivery basis.

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	85.2
AAA,AA,A [d]		Aaa,Aa,A [d]		AAA,AA,A [d]	13.2
Not Rated [e]		Not Rated [e]		Not Rated [e]	1.6
					100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,107,158,080	1,107,158,080
Interest receivable		7,537,869
Prepaid expenses		106,504
		1,114,802,453

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		463,925
Cash overdraft due to Custodian		1,721,215
Payable for investment securities purchased		8,729,754
Payable for shares of Beneficial Interest redeemed		60,141
Accrued expenses		29,406
		11,004,441

Net Assets ($)		1,103,798,012

Composition of Net Assets ($):
Paid-in capital		1,103,756,252
Accumulated net realized gain (loss) on investments		41,760

Net Assets ($)		1,103,798,012

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	1,006,653,884	97,144,128
Shares Outstanding	1,006,435,964	97,096,723

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	11,948,397
Expenses:
Management fee—Note 2(a)	2,193,262
Shareholder servicing costs—Note 2(c)	273,270
Distribution and prospectus fees—Note 2(b)	94,960
Registration fees	45,867
Custodian fees—Note 2(c)	30,906
Professional fees	30,753
Trustees’ fees and expenses—Note 2(d)	21,252
Prospectus and shareholders’ reports	14,010
Miscellaneous	16,819
Total Expenses	2,721,099
Less—reduction in shareholder servicing
costs due to undertaking—Note 2(c)	(18,543)
Less—reduction in fees due to
earnings credits—Note 1(b)	(77,982)
Net Expenses	2,624,574
Investment Income—Net	9,323,823

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	41,760
Net Increase in Net Assets Resulting from Operations	9,365,583

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007

Operations ($):
Investment income—net	9,323,823	17,206,176
Net realized gain (loss) on investments	41,760	378,878
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,365,583	17,585,054

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(8,489,421)	(14,817,764)
Class B Shares	(834,402)	(2,388,412)
Total Dividends	(9,323,823)	(17,206,176)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	2,736,081,676	2,253,367,846
Class B Shares	90,295,157	246,240,797
Net assets received in connection
with reorganization—Note 1	—	151,679,262
Dividends reinvested:
Class A Shares	7,378,266	12,582,015
Class B Shares	826,353	2,387,967
Cost of shares redeemed:
Class A Shares	(2,264,944,348)	(2,316,081,452)
Class B Shares	(86,743,531)	(234,092,369)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	482,893,573	116,084,066
Total Increase (Decrease) in Net Assets	482,935,333	116,462,944

Net Assets ($):
Beginning of Period	620,862,679	504,399,735
End of Period	1,103,798,012	620,862,679

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended		Year Ended November 30,
	May 31, 2008
Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.031	.028	.017	.006	.006
Distributions:
Dividends from
investment income—net	(.011)	(.031)	(.028)	(.017)	(.006)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.21[a]	3.12	2.87	1.74	.58	.55

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.57[a]	.58	.58	.59	.65	.62
Ratio of net expenses
to average net assets	.55[a]	.58[b]	.58[b]	.59[b]	.64	.62[b]
Ratio of net investment income
to average net assets	2.17[a]	3.07	2.84	1.75	.59	.56

Net Assets, end of period
($ x 1,000)	1,006,654	528,101	426,232	327,729	288,502	253,633

[a]	Annualized.
[b]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Year Ended November 30,
	May 31, 2008
Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.027	.024	.013	.002	.004
Distributions:
Dividends from
investment income—net	(.009)	(.027)	(.024)	(.013)	(.002)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.78[a]	2.69	2.46	1.33	.24	.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[a]	1.05	1.05	1.06	1.10	1.07
Ratio of net expenses
to average net assets	.98[a]	1.00	1.00	1.00	.98	.83
Ratio of net investment income
to average net assets	1.77[a]	2.66	2.45	1.44	.24	.30

Net Assets, end of period
($ x 1,000)	97,144	92,762	78,168	64,598	16,920	17,670

a Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on March 16, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus California Tax Exempt Money Market Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Beneficial Interest of the fund shares of equal value. Shareholders of the Acquired Fund received Class A shares of the fund, in a amount equal to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange.The fund’s net asset value on the close of business on March 16, 2007 was $1.00 per share for Class A shares, representing net assets of $151,679,262, and issued to shareholders of the Acquiring Fund in the exchange. The exchange was a tax-free event to Acquired Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A shares and Class B shares. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2008, sub-accounting service fees amounted to $23,516 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	1,107,158,080
Level 3—Significant Unobservable Inputs	0
Total	1,107,158,080

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2007 was all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2008, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B shares (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2008, Class B shares were charged $94,960 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2008, Class A shares were charged $82,812 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class

B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2007 through May 31, 2008 to reduce the expenses of the Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2008, Class B shares were charged $117,584 pursuant to the Class B Shareholder Services Plan, of which $18,543 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $33,014 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $2,437 pursuant to the cash management agreement.

The fund compensates The Bank of New York, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2008, the fund was charged $30,906 pursuant to the custody agreement.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $413,973, Rule 12b-1 distribution plan fees $16,341, shareholder services plan fees $24,512, transfer agency per account fees $10,363 and chief compliance officer fees $2,350, which are offset against an expense reimbursement currently in effect in the amount of $3,614.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

For More Information

General California Municipal Money Market Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: GCAXX Class B: GENXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0573SA0508

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and

2

independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2008

4

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

5